Description of Business (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Cash and cash equivalents and marketable securities	$ 120,700
Accumulated deficit	(853,669)	$ (268,144)
Short-term debt obligations	$ 11,900